CONTINGENCY AND COMMITMENTS (Narrative) (Details) - 12 months ended Dec. 31, 2016	USD ($) mo $ / mo	CAD mo $ / mo
Contingency And Commitments 1	881	881
Contingency And Commitments 2 | mo	60	60
Contingency And Commitments 3 | CAD		CAD 3,667
Contingency And Commitments 4 | $ / mo	2,731	2,731
Contingency And Commitments 5	$ 27,310
Contingency And Commitments 6	$ 0
Contingency And Commitments 7	3.00%	3.00%
Contingency And Commitments 8	5.00%	5.00%
Contingency And Commitments 9	3.00%	3.00%
Contingency And Commitments 10	5.00%	5.00%
Contingency And Commitments 11	3.00%	3.00%
Contingency And Commitments 12	5.00%	5.00%
Contingency And Commitments 13	$ 84,300
Contingency And Commitments 14	120,000
Contingency And Commitments 15	385,000
Contingency And Commitments 16	$ 327,000